Long-term debt - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) TermLoan	Sep. 30, 2015 USD ($)	Dec. 31, 2015	Aug. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)
Debt Instrument [Line Items]
Number of refinanced term loans | TermLoan			2
Deferred financing fees written off	$ 1,190,000	$ 1,616,000	$ 1,962,000	$ 3,920,000
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Deferred financing fees written off			$ 1,571,000
Weighted average rate of interest, including the margin	3.10%		3.10%		3.00%
Debt instrument description			At September 30, 2016, the one month, three month and six month LIBOR was 0.5%, 0.8% and 1.2%, respectively (December 31, 2015 – 0.3%, 0.5% and 0.5%, respectively) and the margins ranged between 0.4% and 4.8% (December 31, 2015 – 0.4% and 4.8%) for term loan credit facilities.
Term Loan Credit Facilities [Member] | Export-Import Bank Of Korea [Member]
Debt Instrument [Line Items]
Interest rate margin			0.70%
Term loan principal outstanding amount	$ 94,253,000		$ 94,253,000
Term Loan Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate margin			0.40%		0.40%
Term Loan Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate margin			4.80%		4.80%
Term Loan Credit Facilities [Member] | One Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate	0.50%		0.50%		0.30%
Term Loan Credit Facilities [Member] | Three Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate	0.80%		0.80%		0.50%
Term Loan Credit Facilities [Member] | Six Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate	1.20%		1.20%		0.50%
Three Hundred And Sixty Four Day Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings						$ 160,000,000	$ 150,000,000
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Weighted average rate of interest, including the margin	1.10%		1.10%		0.90%
Debt instrument description			At September 30, 2016, the one month LIBOR was 0.5% (December 31, 2015 – 0.3%) and the margins ranged between 0.5% and 1.3% (December 31, 2015 – 0.5% and 1.3%) for revolving credit facilities.
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate margin			0.50%		0.50%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate margin			1.30%		1.30%
Revolving Credit Facilities [Member] | One Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate	0.50%		0.50%		0.30%